Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2018
Short-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Unsecured loans	$70	$100
  The annual interest rates of loans were as follows:
	December 31
	2017	2018
Unsecured loans	2.15%-2.19%	1.35%-2.35%